Business Segment Information (Components of Segment Profit or Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ 971,865	¥ 845,459	¥ 894,235
Other income	264,235	21,949	144,735
Other expenses	(43,730)	(67,958)	(27,322)
Consolidated income before income taxe	1,192,370	799,450	1,011,648
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,071,732	917,647	968,910
Operating Segments | Game & Network Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	342,192	238,400	311,092
Operating Segments | Music
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	188,056	142,345	232,487
Operating Segments | Pictures
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	80,478	68,157	54,599
Operating Segments | Electronics Products & Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	139,180	87,276	76,508
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	145,876	235,584	143,874
Operating Segments | Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	164,582	129,597	161,477
Operating Segments | All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	11,368	16,288	(11,127)
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ (99,867)	¥ (72,188)	¥ (74,675)